Share Capital	12 Months Ended
Mar. 31, 2023
Disclosure Of Classes Of Share Capital Abstract
Share Capital [Text Block]

12.  Share Capital

Authorized

Unlimited number of common shares without par value

Unlimited number of preferred shares without par value

Issued

During the year ended March 31, 2023, the Company issued a total of 1,568,590 common shares, including 1,565,268 shares issued under the At the Market Offering (ATM), and 3,322 shares from the exercise of options.

During the year ended March 31, 2022, the Company issued a total of 2,255,478 common shares, including 1,925,656 shares from the exercise of warrants, and 329,822 shares from the exercise of options.

During the year ended March 31, 2021, the Company issued a total of 5,405,809 common shares, including 1,672,028 shares from the exercise of warrants, 145,537 shares from the exercise of options, 1,703,240 shares from converted debentures and 1,860,000 shares issued in the Company's IPO as well as 25,000 shares issued in a concurrent private placement and an additional 5 net fractional issued as a result of the share consolidation.

On August 28, 2020 the Company announced the pricing of its U.S. initial public offering of 1,860,000 common shares and concurrent private placement of 25,000 common shares, which closed on September 1, 2020. Both the initial public offering and the concurrent private placement priced at $20.00 per share for gross proceeds of $37.7 million before underwriting discounts and other costs.

As at March 31, 2023 and March 31, 2022 the Company had no shares held in escrow.

At the Market Offering

In September 2022, the Company filed a prospectus supplement to its short form base shelf prospectus, pursuant to which the Company may, at its discretion and from time to time, sell common shares of the Company for aggregate gross proceeds of up to $20,000,000. The sale of common shares is to be made through "at-the-market distributions" ("ATM") on the NASDAQ stock exchange. During the year ended March 31, 2023, the Company sold 1,565,268 common shares under the ATM program for gross proceeds of $4,895,826.

The Company incurred approximately $217,000 in professional fees and other direct expenses in connection with the prospectus offering and the ATM, which was included in share issuance costs for the year ended March 31, 2023 (2022 - $Nil).